Shareholders' Equity	6 Months Ended
Sep. 30, 2021
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Shareholders' Equity
11	SHAREHOLDERS’ EQUITY
Common Stock
The number of issued shares of common stock and common stock held by the Company at September 30, 2021 and March 31, 2021 was as follows:

	At September 30, 2021	At March 31, 2021
Shares outstanding	1,374,362,102	1,374,040,061
Shares in treasury	3,535,806	3,612,302
The total number of authorized shares of common stock was 3,000 million at September 30, 2021 and March 31, 2021 with no stated value.
On November 12, 2021, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 33,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between November 15, 2021 and November 11, 2022. The cancellation of the repurchased shares is scheduled on December 20, 2022.
Preferred Stock
The following table shows the number of shares of preferred stock at September 30, 2021 and March 31, 2021.

	At September 30, 2021		At March 31, 2021
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—